UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer
Phone:    410-461-3900

Signature, Place, and Date of Signing:

      /s/ Robert Cassel                Columbia, MD             February 4, 2013
      -----------------                ------------             ----------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          207
                                         -----------

Form 13F Information Table Value Total:  $   209,064
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Apple Computer Inc                          Equities 37833100          386         725 SH  N/A  YES        N/A      YES  N/A    N/A
Barrick Gold Corp                           Equities 67901108            2          50 SH  N/A  YES        N/A      YES  N/A    N/A
AES TR III 6.75% Tr Pfd Conv                Equities 00808N202          10         200 SH  N/A  YES        N/A      YES  N/A    N/A
iShares Barclays Aggregate Bon              Equities 464287226       2,805      25,250 SH  N/A  YES        N/A      YES  N/A    N/A
iShares Barclays Aggregate Bon              Equities 464287226          11         100 SH  N/A  YES        N/A      YES  N/A    N/A
Altera Corp                                 Equities 21441100        2,460      71,530 SH  N/A  YES        N/A      YES  N/A    N/A
Amgen                                       Equities 031162100       3,058      35,470 SH  N/A  YES        N/A      YES  N/A    N/A
Ameritrade Holding Corp. New                Equities 03074K100          30       1,770 SH  N/A  YES        N/A      YES  N/A    N/A
Anika Therapeutics Inc                      Equities 35255108          111      11,215 SH  N/A  YES        N/A      YES  N/A    N/A
America Online Inc                          Equities 00184X105           0          15 SH  N/A  YES        N/A      YES  N/A    N/A
Accuray Inc COM                             Equities 4397105             1         124 SH  N/A  YES        N/A      YES  N/A    N/A
Ares Capital Corp                           Equities 04010L103       1,462      83,524 SH  N/A  YES        N/A      YES  N/A    N/A
Amer Sci Res Com                            Equities 029441300           0       1,085 SH  N/A  YES        N/A      YES  N/A    N/A
Avon Products, Inc.                         Equities 054303102           1         100 SH  N/A  YES        N/A      YES  N/A    N/A
American Express Co                         Equities 025816109          15         255 SH  N/A  YES        N/A      YES  N/A    N/A
Boeing                                      Equities 097023105           6          76 SH  N/A  YES        N/A      YES  N/A    N/A
BankAmerica Corp                            Equities 060505104         193      16,640 SH  N/A  YES        N/A      YES  N/A    N/A
Bayer AG                                    Equities 072730302       2,432      25,350 SH  N/A  YES        N/A      YES  N/A    N/A
BHP Billiton Ltd. ADR                       Equities 088606108          35         450 SH  N/A  YES        N/A      YES  N/A    N/A
Bank of New York                            Equities 064058100       1,456      56,646 SH  N/A  YES        N/A      YES  N/A    N/A
Bristol Meyers                              Equities 110122108       2,265      69,489 SH  N/A  YES        N/A      YES  N/A    N/A
The Bank Of Nova Scotia                     Equities 64149107            0          08 SH  N/A  YES        N/A      YES  N/A    N/A
Berkshire Hathaway CL B                     Equities 084670207          54         600 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Short Term Bond Fund               Equities 921937827         518       6,394 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Short Term Bond Fund               Equities 921937827          24         300 SH  N/A  YES        N/A      YES  N/A    N/A
Cheesecake Factory INC                      Equities 163072101          19         586 SH  N/A  YES        N/A      YES  N/A    N/A
Cal-Maine Foods, Inc                        Equities 128030202       4,785     118,973 SH  N/A  YES        N/A      YES  N/A    N/A
Caterpillar Inc                             Equities 149123101       3,482      38,863 SH  N/A  YES        N/A      YES  N/A    N/A
Chesapeake Energy Corp                      Equities 165167107           4         250 SH  N/A  YES        N/A      YES  N/A    N/A
C.H. Robinson Worldwide Inc                 Equities 12541W209       1,179      18,645 SH  N/A  YES        N/A      YES  N/A    N/A
Colgate Palmolive Co                        Equities 194162103       2,976      28,467 SH  N/A  YES        N/A      YES  N/A    N/A
Rockwell Collins Inc                        Equities 774341101          18         304 SH  N/A  YES        N/A      YES  N/A    N/A
ConocoPhillips                              Equities 20825C104       3,677      63,403 SH  N/A  YES        N/A      YES  N/A    N/A
Campbell Soup Co.                           Equities 134429109       1,540      44,137 SH  N/A  YES        N/A      YES  N/A    N/A
Calpine INC COM                             Equities 131347106           9         490 SH  N/A  YES        N/A      YES  N/A    N/A
Copart, Inc.                                Equities 217204106       3,638     123,330 SH  N/A  YES        N/A      YES  N/A    N/A
Cisco Systems                               Equities 17275R102       2,954     150,355 SH  N/A  YES        N/A      YES  N/A    N/A
CoStar Group Inc                            Equities 22160N109          27         300 SH  N/A  YES        N/A      YES  N/A    N/A
iShares 1-3 yr. Credit ETF                  Equities 464288646       7,698      72,976 SH  N/A  YES        N/A      YES  N/A    N/A
iShares 1-3 yr. Credit ETF (D)              Equities 464288646          32         300 SH  N/A  YES        N/A      YES  N/A    N/A
Chevron Texaco Corp                         Equities 166764100          73         675 SH  N/A  YES        N/A      YES  N/A    N/A
Corrections Corp of Amer Com                Equities 22025Y407           0          01 SH  N/A  YES        N/A      YES  N/A    N/A
Dominion Res Inc VA                         Equities 25746U109       2,065      39,856 SH  N/A  YES        N/A      YES  N/A    N/A
Du Pont E I De Nemours                      Equities 263534109          34         750 SH  N/A  YES        N/A      YES  N/A    N/A
Dupont E I DE Nemours & CO $4.              Equities 263534307           2          20 SH  N/A  YES        N/A      YES  N/A    N/A
Diageo plc                                  Equities 244199105           1          06 SH  N/A  YES        N/A      YES  N/A    N/A
Diamonds Tr Ser. I                          Equities 252787106           7          50 SH  N/A  YES        N/A      YES  N/A    N/A
Walt Disney Co                              Equities 254687106          32         639 SH  N/A  YES        N/A      YES  N/A    N/A
Dunkin Brands Grp                           Equities 265504100           3         100 SH  N/A  YES        N/A      YES  N/A    N/A
Dow Chemical Co                             Equities 260543103       3,513     108,652 SH  N/A  YES        N/A      YES  N/A    N/A
Duke Energy                                 Equities 26441C105       1,348      21,128 SH  N/A  YES        N/A      YES  N/A    N/A
Ishares Tr Dow Jones Sel Divid              Equities 464287168       1,546      27,006 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs MSCI Emg Mkt Idx ETF                  Equities 464287234          11         252 SH  N/A  YES        N/A      YES  N/A    N/A
iShares MSCI EAFE Idx ETF                   Equities 464287465       2,179      38,325 SH  N/A  YES        N/A      YES  N/A    N/A
Efotoxpress Inc                             Equities n/a                 0       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
Eagle Bancorp INC (MD) COM                  Equities 268948106           7         350 SH  N/A  YES        N/A      YES  N/A    N/A
Templeton Emerging Mkts                     Equities 880191101           7         357 SH  N/A  YES        N/A      YES  N/A    N/A
Reed Elsevier NV                            Equities 758204200           1          23 SH  N/A  YES        N/A      YES  N/A    N/A
Gugggenheim Canadian Energy In              Equities 18383Q606           6         400 SH  N/A  YES        N/A      YES  N/A    N/A
E Spire Communications Inc                  Equities n/a                 0       5,500 SH  N/A  YES        N/A      YES  N/A    N/A
Express Scripts Cl A                        Equities 302182100       1,901      35,204 SH  N/A  YES        N/A      YES  N/A    N/A
E*TRADE Financial                           Equities 269246104           0          10 SH  N/A  YES        N/A      YES  N/A    N/A
IShares MSCI Canada Indx Fd ET              Equities 464286509          10         350 SH  N/A  YES        N/A      YES  N/A    N/A
iShares MSCI Singapore                      Equities 464286673         351      25,605 SH  N/A  YES        N/A      YES  N/A    N/A
IShares MSCI Brazil Ind Fd                  Equities 464286400       1,218      21,765 SH  N/A  YES        N/A      YES  N/A    N/A
Ford                                        Equities 345370860          10         750 SH  N/A  YES        N/A      YES  N/A    N/A
AberdeenAsia PacificPrime                   Equities 3009107         6,986     902,636 SH  N/A  YES        N/A      YES  N/A    N/A
Facebook                                    Equities 30303M102          25         950 SH  N/A  YES        N/A      YES  N/A    N/A
Freeport-McMoRan Copper & Gold              Equities 35671D857          17         500 SH  N/A  YES        N/A      YES  N/A    N/A
F5 Networks, Inc.                           Equities 31561610        1,739      17,905 SH  N/A  YES        N/A      YES  N/A    N/A
Cedar Fair LP                               Equities 150185106          33       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
Currency Shares Aus Dollar Tru              Equities 23129U101         409       3,930 SH  N/A  YES        N/A      YES  N/A    N/A
General Electric                            Equities 369604103          20         931 SH  N/A  YES        N/A      YES  N/A    N/A
SPDR Gold Shares ETF                        Equities 78463V107          93         575 SH  N/A  YES        N/A      YES  N/A    N/A
Corning Inc                                 Equities 219350105         532      42,140 SH  N/A  YES        N/A      YES  N/A    N/A
Gentex Corp Com                             Equities 371901109       1,201      63,715 SH  N/A  YES        N/A      YES  N/A    N/A
Google, Inc. CL A                           Equities 38259P508       1,456       2,059 SH  N/A  YES        N/A      YES  N/A    N/A
Home Depot Inc                              Equities 437076102          18         296 SH  N/A  YES        N/A      YES  N/A    N/A
Heinz HJ Co                                 Equities 423074103       4,705      81,576 SH  N/A  YES        N/A      YES  N/A    N/A
H & R Block                                 Equities 093671105           0          08 SH  N/A  YES        N/A      YES  N/A    N/A
Int'l. Business Machines                    Equities 459200101         355       1,855 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Chn &Steers Rlty ETF                  Equities 464287564         247       3,150 SH  N/A  YES        N/A      YES  N/A    N/A
iShares Lehman 7-10 Treas Bd                Equities 464287440          20         184 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs S&P Sm Cp 600 Idx ETF                 Equities 464287804          33         425 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs S&P Sm Cp 600 VL ETF                  Equities 464287879           9         110 SH  N/A  YES        N/A      YES  N/A    N/A
iShares S&P India Nifty 50 Ind              Equities 464289529          50       2,010 SH  N/A  YES        N/A      YES  N/A    N/A
Intel Corp                                  Equities 458140100       2,899     140,614 SH  N/A  YES        N/A      YES  N/A    N/A
iShares S&P 500 ETF                         Equities 464287200           8          59 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Russell 100 Val ETF                   Equities 464287598          68         936 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Rssl 2000 Idx Fd ETF                  Equities 464287655          14         170 SH  N/A  YES        N/A      YES  N/A    N/A
Ishrs Rusll 2000 SmCap Gr Idx               Equities 464287648         218       2,290 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Russ MidCap Idx ETF                   Equities 464287499         646       5,715 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Rusl MidCp VL Idx ETF                 Equities 464287473         196       3,905 SH  N/A  YES        N/A      YES  N/A    N/A
Johnson Controls, Inc.                      Equities 478366107       4,041     131,773 SH  N/A  YES        N/A      YES  N/A    N/A
John Hancock Investors Trust                Equities 410142103          23       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
JP Morgan                                   Equities 46625H100          71       1,608 SH  N/A  YES        N/A      YES  N/A    N/A
JPMorgan Cap Tr 7% Pfd                      Equities 46623D200          26       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
Kinder Morgan Energy Prtnrs                 Equities 494550106       3,913      49,045 SH  N/A  YES        N/A      YES  N/A    N/A
Coca-Cola                                   Equities 191216100          47       1,300 SH  N/A  YES        N/A      YES  N/A    N/A
Kohl's Corp                                 Equities 500255104       2,125      49,448 SH  N/A  YES        N/A      YES  N/A    N/A
Lab Corp of America                         Equities 50540R409       2,178      25,140 SH  N/A  YES        N/A      YES  N/A    N/A
Life Technologies Corp Com                  Equities 53217v109       1,932      39,410 SH  N/A  YES        N/A      YES  N/A    N/A
Eli Lilly                                   Equities 532457108          37         750 SH  N/A  YES        N/A      YES  N/A    N/A
Lockheed Martin Corp                        Equities 539830109          11         114 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs iBoxx Corp Bd ETF                     Equities 464287242         879       7,265 SH  N/A  YES        N/A      YES  N/A    N/A
Level 3 Comm. INC                           Equities 52729N100           0          02 SH  N/A  YES        N/A      YES  N/A    N/A
Live Nation                                 Equities 538034109           3         300 SH  N/A  YES        N/A      YES  N/A    N/A
Main Stree Capital Corp.                    Equities 56035L104           9         300 SH  N/A  YES        N/A      YES  N/A    N/A
McDonald's                                  Equities 580135101          86         971 SH  N/A  YES        N/A      YES  N/A    N/A
Medtronic Inc.                              Equities 585055106          13         310 SH  N/A  YES        N/A      YES  N/A    N/A
Medis Technologies Ltd                      Equities 58500P107           0         200 SH  N/A  YES        N/A      YES  N/A    N/A
SPDR S&P Mid Cap 400 ETF                    Equities 78467Y107         438       2,361 SH  N/A  YES        N/A      YES  N/A    N/A
MetLife                                     Equities 59156R108           2          50 SH  N/A  YES        N/A      YES  N/A    N/A
McCormick                                   Equities 579780206       1,207      18,992 SH  N/A  YES        N/A      YES  N/A    N/A
McCormick & Co Inc Voting                   Equities 579780107          22         350 SH  N/A  YES        N/A      YES  N/A    N/A
3M Company                                  Equities 88579Y101       3,638      39,182 SH  N/A  YES        N/A      YES  N/A    N/A
Altria Group Inc.                           Equities 02209S103           5         145 SH  N/A  YES        N/A      YES  N/A    N/A
Marathon Pete Corp COM                      Equities 56585A102       4,140      65,716 SH  N/A  YES        N/A      YES  N/A    N/A
Merck & Co Inc                              Equities 589331107       1,585      38,716 SH  N/A  YES        N/A      YES  N/A    N/A
Marathon Oil                                Equities 565849106       3,509     114,447 SH  N/A  YES        N/A      YES  N/A    N/A
Microsoft                                   Equities 594918104       3,642     136,358 SH  N/A  YES        N/A      YES  N/A    N/A
Martha Stewart Liv Cl A                     Equities 573083102           0          30 SH  N/A  YES        N/A      YES  N/A    N/A
M&T Bank Corp.                              Equities 55261F104          66         669 SH  N/A  YES        N/A      YES  N/A    N/A
M&T Cap Trust IV Pfd 8.5% Call              Equities 55292C203          20         800 SH  N/A  YES        N/A      YES  N/A    N/A
Microvision                                 Equities 594960106           0         125 SH  N/A  YES        N/A      YES  N/A    N/A
Mylan Labs                                  Equities 628530107       2,843     103,575 SH  N/A  YES        N/A      YES  N/A    N/A
Enron Corp                                  Equities 293561106          69          00 SH  N/A  YES        N/A      YES  N/A    N/A
NCP Litigation Trst Restricted              Equities 628990681         245          00 SH  N/A  YES        N/A      YES  N/A    N/A
G-REIT INC NSA                              Equities 36299C107       2,101          00 SH  N/A  YES        N/A      YES  N/A    N/A
Integrated Health Services Del              Equities 45812C106       5,000          00 SH  N/A  YES        N/A      YES  N/A    N/A
Stone & Webster, Inc.                       Equities 861ESC994         101          00 SH  N/A  YES        N/A      YES  N/A    N/A
National Grid Transco PLC Spon              Equities 636274300           0          06 SH  N/A  YES        N/A      YES  N/A    N/A
Nuveen MD Prem Income Mun Fd                Equities 67061Q107          46       3,001 SH  N/A  YES        N/A      YES  N/A    N/A
TDAm Premium Mny Mkt                        Equities n/a                88      88,434 SH  N/A  YES        N/A      YES  N/A    N/A
Northern Trust Co                           Equities 665859104       1,901      37,908 SH  N/A  YES        N/A      YES  N/A    N/A
Olin Corp.                                  Equities 680665205       2,559     118,531 SH  N/A  YES        N/A      YES  N/A    N/A
Old Nat'l Bank Corp Ind Co                  Equities 680033107          48       4,057 SH  N/A  YES        N/A      YES  N/A    N/A
Oracle Corporation                          Equities 68389X105          27         825 SH  N/A  YES        N/A      YES  N/A    N/A
Plains All Amer Pipeline LP                 Equities 726503105       5,321     117,625 SH  N/A  YES        N/A      YES  N/A    N/A
Public Serv Enterprise                      Equities 744573106         394      12,868 SH  N/A  YES        N/A      YES  N/A    N/A
Pepsico Incorporated                        Equities 713448108       4,694      68,592 SH  N/A  YES        N/A      YES  N/A    N/A
Pfizer                                      Equities 717081103          53       2,100 SH  N/A  YES        N/A      YES  N/A    N/A
Proctor & Gamble                            Equities 742718109         148       2,182 SH  N/A  YES        N/A      YES  N/A    N/A
Parker Hannifin Corp.                       Equities 701094104       2,888      33,950 SH  N/A  YES        N/A      YES  N/A    N/A
ProLogis                                    Equities 74340W103          12         325 SH  N/A  YES        N/A      YES  N/A    N/A
PNC Bank Corp                               Equities 693475105          38         650 SH  N/A  YES        N/A      YES  N/A    N/A
Panera Bread A                              Equities 69840W108          16         100 SH  N/A  YES        N/A      YES  N/A    N/A
Market Vectors Prerefunded Mun              Equities 57060U738         621      24,475 SH  N/A  YES        N/A      YES  N/A    N/A
Power Shrs FTSE Rafi US 1000 P              Equities 73935X583          69       1,100 SH  N/A  YES        N/A      YES  N/A    N/A
Phillips 66 Com                             Equities 718546104         789      14,868 SH  N/A  YES        N/A      YES  N/A    N/A
Power Shares QQQ (NASDAQ100)                Equities 73935A104       1,513      23,232 SH  N/A  YES        N/A      YES  N/A    N/A
Quantum Fuel Systems Tech Co                Equities 74765E109           0          40 SH  N/A  YES        N/A      YES  N/A    N/A
Rockwell Automation Inc.                    Equities 773903109       4,358      51,891 SH  N/A  YES        N/A      YES  N/A    N/A
Retail PPTYS Amer Inc                       Equities                   300          00 SH  N/A  YES        N/A      YES  N/A    N/A
Retail PPTYS Amer Inc                       Equities                   300          00 SH  N/A  YES        N/A      YES  N/A    N/A
GuggenheimS&P500 EqWtd ETF                  Equities 78355W106         240       4,495 SH  N/A  YES        N/A      YES  N/A    N/A
Rayonier Inc.                               Equities 754907103       4,542      87,633 SH  N/A  YES        N/A      YES  N/A    N/A
Starbucks                                   Equities 855244109          11         200 SH  N/A  YES        N/A      YES  N/A    N/A
SPDR S&P Hi Yld Div Aristocrat              Equities 78462F103          53         905 SH  N/A  YES        N/A      YES  N/A    N/A
Singapore Tele                              Equities 82929R304           1          30 SH  N/A  YES        N/A      YES  N/A    N/A
Ishares 1-3 yr Treasury Index               Equities 78462F103          35         420 SH  N/A  YES        N/A      YES  N/A    N/A
Siemens A.G. ADR                            Equities 826197501       3,045      27,815 SH  N/A  YES        N/A      YES  N/A    N/A
Sirius Satellite Radio                      Equities 82967N108           3       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
The Southern Company                        Equities 842587107          21         500 SH  N/A  YES        N/A      YES  N/A    N/A
Suburban Propane LP                         Equities 864482104       2,435      62,660 SH  N/A  YES        N/A      YES  N/A    N/A
S & P Depository Recpts                     Equities 78462F103          28         195 SH  N/A  YES        N/A      YES  N/A    N/A
St. Jude Medical, Inc.                      Equities 790849103       2,229      61,687 SH  N/A  YES        N/A      YES  N/A    N/A
State Street Boston                         Equities 857477103       3,970      84,452 SH  N/A  YES        N/A      YES  N/A    N/A
Svc Merchandise Corp                        Equities n/a                 0         200 SH  N/A  YES        N/A      YES  N/A    N/A
Stanley Black & Decker Inc.                 Equities 854616109           0          03 SH  N/A  YES        N/A      YES  N/A    N/A
Stryker Corp                                Equities 863667101       3,287      59,951 SH  N/A  YES        N/A      YES  N/A    N/A
Sysco Corp                                  Equities 871829107       2,646      83,575 SH  N/A  YES        N/A      YES  N/A    N/A
AT&T                                        Equities 00206R102           5         150 SH  N/A  YES        N/A      YES  N/A    N/A
Target Corp                                 Equities 87612E106       2,879      48,655 SH  N/A  YES        N/A      YES  N/A    N/A
iShares Lehman TIPS                         Equities 464287176         531       4,376 SH  N/A  YES        N/A      YES  N/A    N/A
Takeda Pharmaceutical Company               Equities 874060205           1          59 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Lehman 20YR Trsy ETF                  Equities 464287432          17         140 SH  N/A  YES        N/A      YES  N/A    N/A
Toyota Motor Corp ADR 2 Com                 Equities 892331307           1          11 SH  N/A  YES        N/A      YES  N/A    N/A
Tokyo Electron Limited                      Equities 889110102           1          50 SH  N/A  YES        N/A      YES  N/A    N/A
Tesco Plc Spons ADR                         Equities 881575302           1          83 SH  N/A  YES        N/A      YES  N/A    N/A
Time Warner Cable Inc Com                   Equities 88732J108           4          41 SH  N/A  YES        N/A      YES  N/A    N/A
Time Warner Inc.                            Equities 887317303           8         166 SH  N/A  YES        N/A      YES  N/A    N/A
Texas Instruments                           Equities 882508104       3,350     108,451 SH  N/A  YES        N/A      YES  N/A    N/A
Unilever Plc ADR                            Equities 904784501           2          40 SH  N/A  YES        N/A      YES  N/A    N/A
Unilever N.V.                               Equities 904784709           1          18 SH  N/A  YES        N/A      YES  N/A    N/A
Union Pacific                               Equities 907818108          33         264 SH  N/A  YES        N/A      YES  N/A    N/A
United Overseas Bank Limited                Equities 911271302           1          25 SH  N/A  YES        N/A      YES  N/A    N/A
United Technologies Corp                    Equities 913017109       3,730      45,482 SH  N/A  YES        N/A      YES  N/A    N/A
Marriott Vaca World Com                     Equities 57164Y107          19         467 SH  N/A  YES        N/A      YES  N/A    N/A
Vgd Sm Cap Value ETF                        Equities 922908611         855      11,768 SH  N/A  YES        N/A      YES  N/A    N/A
Vng'd Dividend ETF                          Equities 921908844          25         422 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Mid Cap ETF                        Equities 922908629         452       5,487 SH  N/A  YES        N/A      YES  N/A    N/A
Vodafone Group PLC ADS                      Equities 92857W100           4         175 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Total Stock Market ET              Equities 922908769          29         400 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Val Vipers ETF                     Equities 922908744       3,609      61,375 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Val Vipers ETF (D)                 Equities 922908744          12         200 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Lg Cap ETF                         Equities 922908637       3,033      46,540 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Lg Cap ETF                         Equities 922908637          39         600 SH  N/A  YES        N/A      YES  N/A    N/A
Vng'd Emerg Mkts Stk ETF                    Equities 922042858       4,304      96,657 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard High Dividend Yield E              Equities 921946406           8         156 SH  N/A  YES        N/A      YES  N/A    N/A
Verizon Communications                      Equities 92343V104           1          27 SH  N/A  YES        N/A      YES  N/A    N/A
Wells Fargo                                 Equities 949746101       2,444      71,513 SH  N/A  YES        N/A      YES  N/A    N/A
Washington Real Estate                      Equities 939653101       2,917     111,540 SH  N/A  YES        N/A      YES  N/A    N/A
Xcorporeal, Inc.                            Equities 587289109           0          02 SH  N/A  YES        N/A      YES  N/A    N/A
Healthcare Select Sector SPDR               Equities 81369Y209         731      18,332 SH  N/A  YES        N/A      YES  N/A    N/A
Exxon Mobil Corp                            Equities 30231G102       1,560      18,030 SH  N/A  YES        N/A      YES  N/A    N/A
Yahoo! Inc                                  Equities 984332106           4         200 SH  N/A  YES        N/A      YES  N/A    N/A